Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes (Textual)
Net operating losses	$ 80,793,000
Tax credit, amount	2,986,000
Period of expiration of various tax credits		December 2013 and will continue to expire until 2033
Increase in valuation allowance	1,887,000	1,949,000
Income tax benefit,net of transaction costs	(750,356)	(521,458)
Tax related to interest and penalties	0	0
New Jersey Tax Jurisdiction [Member]
Income Taxes (Textual)
Net operating losses	$ 5,599,000